Document And Entity Information	6 Months Ended
Feb. 28, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	ARTELO BIOSCIENCES, INC.
Entity Central Index Key	0001621221
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Feb. 28, 2019
Amendment Flag	true
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false